Parent company only condensed financial information - Schedule of Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2018	Dec. 31, 2017	Sep. 25, 2017	Jun. 01, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Par value of a share (in dollar per share)	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	430,463,797	430,463,797			345,541,350	1
Shares outstanding (in shares)	423,677,480	423,627,480				1
Treasury stock (in shares)	6,786,317	6,836,317
Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	333,992,002	333,992,002
Shares outstanding (in shares)	327,205,685	327,155,685
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	96,471,795	96,471,795	102,471,795
Shares outstanding (in shares)	96,471,795	96,471,795		345,541,350
Parent company
Condensed Balance Sheet Statements, Captions [Line Items]
Par value of a share (in dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	430,463,797	430,463,797
Shares outstanding (in shares)	423,677,480	423,627,480
Treasury stock (in shares)	6,786,317	6,836,317
Parent company | Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	333,992,002	333,992,002
Shares outstanding (in shares)	327,205,685	327,155,685
Parent company | Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued (in shares)	96,471,795	96,471,795
Shares outstanding (in shares)	96,471,795	96,471,795